SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

14.  SUBSEQUENT EVENTS:

Consent, Conversion and Amendment Agreement

On January 26, 2024, the Company entered into a Consent, Conversion and Amendment Agreement (the “Consent Agreement”) with each holder of the Series A-1 Preferred Stock (each a “Holder” and together, the “Holders”). Pursuant to the Consent Agreement, each Holder converted, subject to the terms and conditions of the Consent Agreement, 90% of its Series A-1 Preferred Stock (the “Conversion Commitment”) into shares of Common Stock or Class C warrants (each a “Class C Warrant”) covering the shares of Common Stock that would have been issued to such Holder but for the Beneficial Ownership Limitation (the “Exchange”). The Class C Warrants have an exercise price of $0.0001, were exercisable upon issuance and will expire when exercised in full.

Under the Consent Agreement, the Company issued (i) 412,293 shares of Common Stock and (ii) Class C Warrants to purchase up to 726,344 shares of Common Stock upon the conversion or exchange of an aggregate of 9,963 shares of Series A-1 Preferred Stock. 1,106 shares of Series A-1 Preferred Stock remain outstanding after giving effect to the transactions contemplated by the Consent Agreement.

Pursuant to the Consent Agreement, the Company and the Holders agreed to amend and restate the Certificate of Designation of Preferences, Rights and Limitations for the Series A-1 Preferred Stock (the “Amended and Restated Series A-1 Certificate of Designation”) to (i) make certain adjustments to reflect the Reverse Split, (ii) remove all voting rights, except as required by applicable law, (iii) increase the stated value of the Series A-1 Preferred Stock to $10,000 from $1,000, and (iv) adjust the conversion price of the Series A-1 Preferred Stock to $87.50 as a result of the increase in stated value. The Consent Agreement, the Registration Rights Agreement, the Amended and Restated Series A-1 Certificate of Designation and the form of Class C Warrant, are attached as Exhibits 10.1, 10.2, 3.1 and 4.2 to the Form 8-K files with the SEC on January 29, 2024.

2021 Plan

Under the evergreen adjustment provisions of the 2021 Plan, on January 1, 2024, the number of shares of the Company’s common stock available for issuance under the 2021 Plan was increased by 35,586 or four percent (4%) of the total number of shares of Common Stock outstanding on December 31, 2023. After giving effect to the increase, the total number of shares of Common Stock that may be issued under the 2021 Plan is 778,692.

On January 31, 2024, the Company granted its employees a total 3,400 shares of common stock. The shares were issued pursuant to the 2021 Plan.

Consultant Shares

In March 2024, 50,000 shares of our common stock were issued to a vendor in consideration for services to be provided.

New CPIIS Framework Agreement

On March 22, 2024 we executed a new Framework Agreement with CPIIS for a twelve-month term commencing on April 1, 2024.